Restatement of statements of cash flows	12 Months Ended
Jun. 30, 2024
Accounting policies, changes in accounting estimates and errors [Abstract]
Restatement of statements of cash flows
Note 3. Restatement of statements of cash flows
Restatement of statements of cash flows
The statements of cash flows have been restated to classify the cash proceeds from the sale of Bitcoin mined, which are accounted for as intangible assets under IAS 38, as cash flows from investing activities in accordance with IAS 7.16(b).
Historically, the Company classified receipts from Bitcoin mining revenue in the statements of cash flows as operating activities on the basis that its core business and main activities are related to digital assets.
There was no impact on the overall net increase/(decrease) in cash and cash equivalents for the years ended 30 June 2024, 2023 and 2022.
The effects of the restatement on the affected financial statement line items are as follows:
Adjustments to the consolidated statements of cash flows for the year ended 30 June 2024 - restatement

	Year Ended June 30, 2024
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	183,586	(183,586)	—
Net cash from/(used in) operating activities	52,716	(183,586)	(130,870)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	183,586	183,586
Net cash from/(used in) investing activities	(498,466)	183,586	(314,880)

Adjustments to the consolidated statements of cash flows for the year ended 30 June 2023 - restatement

	Year Ended June 30, 2023
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	78,423	(78,423)	—
Net cash from/(used in) operating activities	6,045	(78,423)	(72,378)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	78,423	78,423
Net cash from/(used in) investing activities	(71,467)	78,423	6,956

Adjustments to the consolidated statements of cash flows for the year ended 30 June 2022 - restatement

	Year Ended June 30, 2022
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	59,037	(59,037)	—
Net cash from/(used in) operating activities	21,557	(59,037)	(37,480)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	59,037	59,037
Net cash from/(used in) investing activities	(318,115)	59,037	(259,078)